[AETNA LOGO]                               151 Farmington Avenue
[AETNA LETTERHEAD]                         Hartford, CT 06156


                                           Julie E. Rockmore
                                           Counsel
                                           Law Division, RE4A
     May 24, 1999                          Investments & Financial Services
                                           (860) 273-4686
                                           Fax:  (860) 273-8340



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account B Post-Effective Amendment No. 11 to Registration Statement on Form N-4 Prospectus Title: Individual Nonqualified Variable Annuity Contracts
     File Nos.:  33-75998 and 811-2512

Dear Sir or Madam:

We are submitting for filing, pursuant to Rule 485(b) of the Securities Act of 1933, Post-Effective Amendment No. 11 to the Registration Statement on Form N-4. This filing describes Individual Nonqualified Variable Annuity Contracts (the "Contracts"). This filing is being submitted on behalf of Aetna Life Insurance and Annuity Company and its Variable Annuity Account B (the "Separate Account").

The purpose of this filing is to modify the language in the GET E supplement regarding the transfer of the GET E account value at the maturity date.

It is proposed that this post-effective amendment becomes effective on June 1, 1999.

As counsel to the Separate Account, I have reviewed the enclosed Post-Effective Amendment No. 11 which is being filed under Rule 485(b) of the 1933 Act. Pursuant to Rule 485(b)(4), I hereby represent that the enclosed Post-Effective Amendment No. 11 does not contain any disclosure which would render it ineligible to become effective under Rule 485(b)(1).

If you have any questions, please call the undersigned at 860-273-4686 or J. Neil McMurdie at 860-273-1672.

Sincerely,


/s/  Julie E. Rockmore

Julie E. Rockmore

As filed with the Securities and Exchange              Registration No. 33-75998
Commission on May 24, 1999                             Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 11 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

    [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485

    [X] on June 1, 1999 pursuant to paragraph (b) of Rule 485

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

      FORM N-4
      ITEM NO.                         PART A (PROSPECTUS)                       LOCATION - PROSPECTUS DATED MAY 3, 1999,
                                                                              AND AS AMENDED BY SUPPLEMENT DATED JUNE 1, 1999

         1            Cover Page...........................................   Cover Page

         2            Definitions..........................................   Not Applicable

         3            Synopsis.............................................   Contract Overview; Fee Table

         4            Condensed Financial Information......................   Condensed Financial Information;
                                                                              Appendix III - Condensed Financial
                                                                              Information

         5            General Description of Registrant,
                      Depositor, and Portfolio Companies...................   Other Topics - The Company;
                                                                              Variable Annuity Account B;
                                                                              Appendix II - Description of
                                                                              Underlying Funds

         6            Deductions...........................................   Fees

         7            General Description of Variable Annuity
                      Contracts...........................................    Contract Overview; Other Topics

         8            Annuity Period.......................................   The Income Phase

         9            Death Benefit........................................   Death Benefit

         10           Purchases and Contract Value.........................   Purchase and Rights; Your Account
                                                                              Value

         11           Redemptions..........................................   Right to Cancel

         12           Taxes................................................   Taxation

         13           Legal Proceedings....................................   Other Topics - Legal Matters and
                                                                              Proceedings

         14           Table of Contents of the Statement of
                      Additional Information...............................   Contents of the Statement of
                                                                              Additional Information

      FORM N-4             PART B (STATEMENT OF ADDITIONAL INFORMATION)           LOCATION - STATEMENT OF ADDITIONAL
      ITEM NO.                                                                                INFORMATION

         15           Cover Page...........................................   Cover page

         16           Table of Contents....................................   Table of Contents

         17           General Information and History......................   General Information and History

         18           Services.............................................   General Information and History;
                                                                              Independent Auditors

         19           Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

         20           Underwriters.........................................   Offering and Purchase of Contracts

         21           Calculation of Performance Data......................   Performance Data; Average Annual
                                                                              Total Return Quotations

         22           Annuity Payments.....................................   Income Phase Payments

         23           Financial Statements.................................   Financial Statements


                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 11 by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-75998), as filed on April 16, 1999 and declared effective on May 3, 1999.

A Supplement to the Prospectus dated June 1, 1999 is included in Part A of this Post-Effective Amendment No. 11.

                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT B

                   Aetna Life Insurance and Annuity Company

                         Supplement Dated June 1, 1999
           to May 3, 1999 Prospectus or Contract Prospectus Summary

GENERAL DESCRIPTION OF GET E

Series E of the Aetna GET Fund (GET E) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET E. Aeltus Investment Management, Inc. is the investment adviser to GET E.

We will offer GET E shares only during its offering period, which is scheduled to run from June 15, 1999 through the close of business on September 14, 1999. GET E may not be available under your contract, your plan or in your state. Please read the GET E prospectus for a more complete description of GET E, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET E

GET E seeks to achieve maximum total return, without compromising a targeted minimum rate of return, by participating in favorable equity market performance during its guarantee period.

GET E's guarantee period runs from September 15, 1999 through September 14, 2004. During the offering period, all GET E assets will be invested in money market instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET E will end on September 14, 2004, which is GET E's maturity date. The Company guarantees that the value of an accumulation unit of the GET E subaccount under the contract on the maturity date (as valued after the close of business on September 14, 2004), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET E subaccount to make up the difference.

If you withdraw or transfer funds from GET E before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder or participant who has amounts in GET E. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET E amounts. If you do not make a choice, on the maturity date we will transfer your GET E amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund Series is available, we will transfer the account value to the fund or funds designated by the Company. We will make these transfers as of the unit value next determined after the transfer.

INCOME PHASE

GET E is not available during the Income Phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET E account value to another available investment option before you may elect an annuity option. As stated above, the Company's guarantee will not apply to amounts you withdraw or transfer before the maturity date.

REINVESTMENT

Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET E and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET E amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the fee table contained in the prospectus or contract prospectus summary:

FEES DEDUCTED FROM YOUR INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus or contract prospectus summary, we will make a daily deduction of a GET E Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET E investment option:

 GET E Guarantee Charge (deducted daily during the Guarantee Period) .....      0.50%
Maximum Total Separate Account Expenses ..................................      2.00%(1)

(1) The Total Separate Account Expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus or contract prospectus summary.

Aetna GET Fund Series E Annual Expenses
(As a percentage of the average net assets)

                               Investment                             Total Fund Annual Expenses
                             Advisory Fees(2)   Other Expenses(3)   (after expense reimbursement)(4)
                            ----------------   -----------------   -------------------------------
Aetna GET Fund Series E            0.60%              0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET E prospectus.

Hypothetical Examples of Account Fees (EXAMPLE)--Aetna GET Fund Series E

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the GET E investment option under the contract (until GET E's maturity date) and a 5% return on assets.(5)

                                   Example A

If you withdraw your entire account value at the end of the periods shown, you would pay the following expenses, including any applicable Early Withdrawal Charge assessed:

 1 Year     3 Years     5 Years
--------   ---------   --------
$79           $140       $204


                                    Example B

If you leave your entire account value invested or if you select an Income Phase option at the end of the periods shown, you would pay the following expenses (no Early Withdrawal Charge is assessed):

 1 Year     3 Years     5 Years
--------   ---------   --------
$28           $87        $148

-----------------------
(2) The Investment Advisory Fee will be 0.25% during the Offering Period. An annual management fee of 0.60% will apply during the Guarantee Period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET E and any additional direct fund expenses.

(4) The Adviser is contractually obligated through GET E's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the Fund's other expenses in order to ensure that the Fund's Total Fund Annual Expenses do not exceed 0.75% of the Fund's average daily net assets. It is not expected that the Fund's actual expenses without this waiver or reimbursement will exceed this amount.

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.25%, an annual GET E guarantee charge of 0.50%, an annual maintenance fee that has been converted to a percentage of assets equal to 0.050%, and all charges and expenses of the GET E Fund. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus or contract prospectus summary.)

X.GETESPON-99                                                          June 1999

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) Financial Statements:

         (1)      Incorporated by reference in Part A:

                  Condensed Financial Information

         (2)      Incorporated by reference in Part B:

                  Financial Statements of Variable Annuity Account B:

                  -  Statement of Assets and Liabilities as of December 31, 1998

                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997

                  - Condensed Financial Information for the year ended December 31, 1998

                  -  Notes to Financial Statements

                  -  Independent Auditors' Report

                  Financial Statements of the Depositor:

                  -  Independent Auditors' Report

                  - Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996

                  -  Consolidated Balance Sheets as of December 31, 1998 and
                     1997

                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996

                  - Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996

                  -  Notes to Consolidated Financial Statements

     (b) Exhibits

         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)

         (2)      Not applicable

         (3.1)    Broker-Dealer Agreement(2)

         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)

         (4.1)    Variable Annuity Contract (IA-CDA-IA)(4)

         (4.2)    Variable Annuity Contract (I-CDA-HD)(5)

         (4.3)    Endorsement (EIGET-IC(R)) to Contracts IA-CDA-IA and I-CDA-HD
                  (6)

         (4.4)    Endorsement EGET(99) to Contracts IA-CDA-IA and I-CDA-HD(7)

         (5)      Variable Annuity Contract Application (713.00.1(C))(8)

         (6.1) Certification of Incorporation of Aetna Life Insurance and Annuity Company(9)

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(5)

         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(10)

         (7)      Not applicable

         (8.1) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)

         (8.2) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(11)

         (8.3) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)

         (8.4) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(11)

         (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(5)

         (8.6) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)

         (8.7) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(13)

         (8.8) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on

                  December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)

         (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(5)

         (8.10) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)

         (8.11) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(14)

         (8.12) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)

         (8.13) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(15)

         (8.14) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(12)

         (8.15) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(11)

         (8.16) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(16)

         (8.17) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(11)

         (8.18) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(16)

         (8.19) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)

         (9)      Opinion and Consent of Counsel

         (10)     Consent of Independent Auditors

         (11)     Not applicable

         (12)     Not applicable

         (13)     Schedule for Computation of Performance Data(17)

         (14)     Not applicable

         (15.1)   Powers of Attorney(18)

         (15.2)   Authorizations for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.

5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

6. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.

7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-75998), as filed on August 21, 1997.

9. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-60477), as filed on April 15, 1996.

10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.

11. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

12. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

13. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

14. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

15. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

16. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

17. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75998), as filed on April 17, 1998.

18. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 25, 1999.

Item 25.  Directors and Officers of the Depositor

Name and Principal
Business Address*                   Positions and Offices with Depositor
-----------------                   ------------------------------------

Thomas J. McInerney                 Director and President

Shaun P. Mathews                    Director and Senior Vice President

Catherine H. Smith                  Director, Chief Financial Officer and Senior
                                    Vice President

Deborah Koltenuk                    Vice President, Treasurer and Corporate
                                    Controller

Therese M. Squillacote              Vice President and Chief Compliance Officer

Kirk P. Wickman                     Senior Vice President, General Counsel and
                                    Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 24 of Post-Effective Amendment No. 31 to Registration Statement on Form N-1A (File No. 33-41694), as filed on May 17, 1999.

Item 27.  Number of Contract Owners

     As of April 30, 1999, there were 81,013 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28.  Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made
pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made
(a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.  Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1998:

    (1)                         (2)                       (3)                   (4)                   (5)

Name of                  Net Underwriting           Compensation on
Principal                Discounts and              Redemption               Brokerage
Underwriter              Commissions                or Annuitization         Commissions         Compensation*
-----------              -----------                ----------------         -----------         -------------

Aetna Life                                             $684,000                                   $42,930,000
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30.  Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.  Management Services

       Not applicable

Item 32.  Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75998) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 24th day of May, 1999.

                                             VARIABLE ANNUITY ACCOUNT B OF AETNA
                                             LIFE INSURANCE AND ANNUITY COMPANY
                                                 (Registrant)

                                      By:    AETNA LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                                 (Depositor)

                                      By:    Thomas J. McInerney*
                                             -----------------------------------
                                             Thomas J. McInerney
                                             President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                       Title                                                     Date

Thomas J. McInerney*            Director and President                               )
------------------------------  (principal executive officer)                        )
Thomas J. McInerney                                                                  )
                                                                                     )
                                                                                     )
Shaun P. Mathews*               Director                                             )  May
------------------------------                                                       )
Shaun P. Mathews                                                                     )  24, 1999
                                                                                     )
                                                                                     )
Catherine H. Smith*             Director and Chief Financial Officer                 )
------------------------------                                                       )
Catherine H. Smith                                                                   )
                                                                                     )
                                                                                     )
Deborah Koltenuk*               Vice President, Treasurer and Corporate Controller   )
------------------------------                                                       )
Deborah Koltenuk                                                                     )

By:  /s/ Julie E. Rockmore
     ---------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  Exhibit Index


Exhibit No.       Exhibit
-----------       -------

99-B.9            Opinion and Consent of Counsel                 ____________

99-B.10           Consent of Independent Auditors                ____________